INCOME TAXES - Expected tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Relationship between expected tax expense and provincial income tax rate
Loss before income taxes	$ (107,935,775)	$ (22,424,293)	$ (86,294,370)
Statutory tax rate	27.00%	26.00%	26.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	$ (29,142,659)	$ (5,830,316)	$ (22,436,536)
Share-based remuneration	1,073,142	650,335	468,939
Effect of rate change		(2,344,122)
Foreign exchange adjustment		(28,668)	333,276
Other permanent differences	20,930,238	(1,798,205)	(8,821,908)
Unrecognized deferred tax benefits	7,183,316	9,670,642	30,531,995
Difference in tax rates between foreign jurisdictions and Canada	63,056	164,762	124,757
Income tax expense	107,093	484,428	200,523
Components of income tax expense
Current tax	$ 107,093	$ 484,428	$ 200,523